Held-to-maturity securities (Details) (Debt securities, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt securities
Held-to-maturity securities
Amortized cost	$ 607,345,904	$ 385,841,626
Amount of unrealized holding gain	8,193,662	4,256,810
Amount of impairment recognized for held-to-maturity securities	0	0
Amount of held-to-maturity securities sold	$ 0	$ 0